!)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 90.0%
	U.S. TREASURY BILLS — 90.0%
44,000,000	United States Treasury Bill(a)	0.0000	07/01/25	$ 44,000,000
48,753,800	United States Treasury Bill(a)	4.2159	07/08/25	48,714,462
48,753,800	United States Treasury Bill(a)	4.2130	07/15/25	48,674,839
48,753,800	United States Treasury Bill(a)	4.2290	07/22/25	48,635,699
48,753,800	United States Treasury Bill(a)	4.2312	07/29/25	48,596,377
25,000,000	United States Treasury Bill(a)	4.2463	08/05/25	24,896,598
25,000,000	United States Treasury Bill(a)	4.2600	10/07/25	24,714,243
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $288,231,472)			288,232,218

Shares				Fair Value
	SHORT-TERM INVESTMENT — 3.8%
	MONEY MARKET FUND – 3.8%
11,913,850	Dreyfus Government Cash Management, Institutional Class, 4.18% (Cost $11,913,850) (b)			11,913,850

	TOTAL INVESTMENTS – 93.8% (Cost $300,145,322)			$ 300,146,068
	OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%			15,505,832
	NET ASSETS - 100.0%			$ 315,651,900

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.